Operating Leases - Time and bareboat chartered-in vessels (Details) - Vessels [member] - USD ($)	1 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Apr. 30, 2017	Feb. 28, 2017	Feb. 28, 2015	Dec. 31, 2017	Dec. 31, 2016
STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Sale leaseback transaction, gross proceeds per vessel			$ 29,000,000
Sale leaseback transaction, deposit per vessel			$ 4,350,000			$ 4,350,000
Handymax [Member] | Kraslava [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate				$ 11,250		11,250
Term of lease				1 year
Lease payments, extension, daily rate				$ 13,250
Handymax [Member] | Krisjanis Valdemars [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate				$ 11,250		11,250
Term of lease				1 year
Lease payments, extension, daily rate				$ 13,250
Handymax [Member] | Silent [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate						7,500
Handymax [Member] | Single [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate						7,500
Handymax [Member] | Star I [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate						7,500
Handymax [Member] | Steel [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate						6,000
Handymax [Member] | Sky [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate						6,000
Handymax [Member] | Stone I [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate						6,000
Handymax [Member] | Style [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate						6,000
Handymax [Member] | Silent, Single, And Star I [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate							$ 7,500
Handymax [Member] | Steel, Sky, Style And Stone I [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate							$ 6,000
MR [Member] | STI Beryl [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate						8,800
MR [Member] | STI Le Rocher [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate						8,800
MR [Member] | STI Larvotto [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate						8,800
MR [Member] | Vukovar [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate						17,034
MR [Member] | Zefyros [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate	$ 13,250					13,250
Lease payments, extension, daily rate	$ 14,500
Term of lease, extension	6 months
MR [Member] | Gan-Trust [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate	$ 13,950					13,050
Lease payments, extension, daily rate	$ 15,750
Term of lease, extension	1 year
MR [Member] | CPO New Zealand And CPO Australia [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, extension, daily rate						16,000
MR [Member] | CPO New Zealand [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate						15,250
MR [Member] | CPO Australia [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate						15,250
MR [Member] | Ance [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate		$ 13,500				13,500
Term of lease		1 year
Lease payments, extension, daily rate		$ 15,000
MR [Member] | Miss Mariarosaria [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, expired in current year, daily rate						16,350
MR [Member] | Targale [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, expired in current year, daily rate						16,200
MR [Member] | STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Sale and leaseback, term of lease			8 years
Leaseback, daily rate			$ 8,800
Sale leaseback transaction, gross proceeds per vessel			29,000,000
Sale leaseback transaction, deposit per vessel			$ 4,350,000
LR1 [Member] | Hellespont Progress [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, expired in current year, daily rate						17,250
LR2 [Member] | Densa Crocodile [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate					$ 21,050	14,750
Lease payments, expired in current year, daily rate						22,600
Term of lease					1 year
Lease payments, extension, daily rate	$ 15,750				$ 22,600
Term of lease, extension	6 months
LR2 [Member] | Densa Alligator [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, expired in current year, daily rate						$ 14,360